Investment in Joint Ventures - Schedule of Financial Information of Joint Venture (Details) - Promedical S.A [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Information of Joint Venture [Line Items]
Current assets	$ 9,202	$ 9,128
Non-current assets	2,505	2,940
Current liabilities	8,157	7,848
Non-current liabilities	1,092	1,047
Equity	2,458	3,173
Revenue	20,938	19,891
Loss of the year	(762)	(647)
Total comprehensive loss	$ (762)	$ (647)